12. Employee and Director Benefit Programs (Details Narrative) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Employee And Director Benefit Programs Details Narrative
Expenses incurred for benefits relating to the postretirement benefit	$ 546,000	$ 335,000	$ 279,000
Postretirement medical benefits expense, including amortization of the transition obligation	24,000	23,000	23,000
Benefits paid	$ 60,000